Note 7 - Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Fair Value	Fair value measurement using
	March 31,
(in thousands)	2020	Level 1	Level 2	Level 3

Cash equivalents:
Money market funds	$15,596	$15,596	-	-
Total Assets	$15,596	$15,596	$-	$-
	Fair Value	Fair value measurement using
	December 31,
(in thousands)	2019	Level 1	Level 2	Level 3

Cash equivalents:
Money market funds	$1,819	$1,819	$-	$-
U.S. Treasury notes	18,230	18,230	-	-
Total Assets	$20,049	$20,049	$-	$-

	Fair Value	Fair value measurement using
	December 31,
(in thousands)	2019	Level 1	Level 2	Level 3

Cash equivalents:
Money market funds	$1,819	$1,819	$-	$-
U.S. Treasury notes	18,230	18,230	-	-
Total Assets	$20,049	$20,049	$-	$-
	Fair Value	Fair value measurement using
	December 31,
(in thousands)	2018	Level 1	Level 2	Level 3

Cash equivalents:
Money market funds	$103	$103	$-	$-
U.S. Treasury notes	6,018	6,018
Available-for-sale marketable securities:
U.S. Treasury notes	13,959	13,959	-	-
Total Assets	$20,080	$20,080	$-	$-